SECURED PROMISSORY NOTE - Global Ichiban Secured Promissory Notes - Additional Information (Details) - USD ($)					3 Months Ended	12 Months Ended
	Dec. 18, 2020	Dec. 09, 2020	Sep. 09, 2020	Nov. 30, 2017	Mar. 03, 2019	Dec. 31, 2020	Sep. 30, 2020	Aug. 02, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding							$ 170,000
Conversion price (in dollars per share)	$ 0.0001
Stated interest rate						12.00%
Repurchase amount	$ 10,400,000
Debt instrument, maturity date	Dec. 18, 2025
Default interest rate								10.50%
Principal Converted		$ 600,000
Common Shares Issued	105,000,000,000	872,093,023
G I Exchange Agreement
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding			$ 6,400,000
Agreement entered date			Sep. 09, 2020
Repurchase amount			$ 6,313,387
Debt instrument, maturity date			Sep. 30, 2022
Default interest rate			18.00%
Security Agreement
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding				$ 6,400,000
Agreement entered date				Nov. 30, 2017
Repurchase amount				$ 6,313,387
Unamortized discount			$ 86,613
Convertible Debt
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding									$ 4,956,745	$ 330,000
Accrued interest expense, noncurrent									$ 1,223,611
Stated interest rate											6.00%
Secured Debt | Aggregate Global Ichiban Secured Promissory Notes
Secured Promissory Note [Line Items]
Average VWAP for redemption						85.00%
Measurement period after conversion date						5 days
Conversion price (in dollars per share)						$ 2.00
Ownership Of Outstanding Stock Percentage						9.99%
Principal Converted					$ 115,000
Common Shares Issued					9,595,327